UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

January 31, 2010
 unaudited

Common stocks — 65.74%	Shares	Value (000)

FINANCIALS — 9.65%
Banco Santander, SA1	86,236,972	$1,216,347
BNP Paribas SA1	8,285,291	590,680
HSBC Holdings PLC (Hong Kong)1	27,791,178	296,262
HSBC Holdings PLC (United Kingdom)1	9,728,436	104,430
Hang Seng Bank Ltd.1	26,541,100	371,222
JPMorgan Chase & Co.	8,615,000	335,468
Banco Bradesco SA, preferred nominative	18,910,320	314,169
Bank of China Ltd., Class H1	624,085,000	298,640
Banco Santander (Brasil) SA, units (ADR)	10,992,875	132,354
Banco Santander (Brasil) SA, units	10,992,900	131,276
China Construction Bank Corp., Class H1	319,631,000	243,921
QBE Insurance Group Ltd.1	11,643,100	235,981
Industrial and Commercial Bank of China Ltd., Class H1	302,386,000	219,812
Royal Bank of Canada	4,396,111	215,175
Westpac Banking Corp.1	10,176,077	214,445
Société Générale1	3,382,018	196,703
HCP, Inc.	6,680,500	189,392
Chimera Investment Corp.2	43,502,400	170,529
Sampo Oyj, Class A1	6,873,962	166,792
Bank of Nova Scotia	3,847,200	161,474
CapitaMall Trust, units1	129,996,592	156,086
Itaú Unibanco Holding SA, preferred nominative	7,483,630	143,379
Admiral Group PLC1	7,584,570	136,635
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	119,652
Prudential PLC1	10,222,231	93,307
Westfield Group1	8,249,175	92,131
ProLogis, shares of beneficial interest	6,735,000	84,861
Arthur J. Gallagher & Co.	3,710,589	83,674
S P Setia Bhd.1	49,207,800	58,154
Bank of the Philippine Islands1	57,933,564	56,403
Wells Fargo & Co.	1,970,000	56,007
Bank of New York Mellon Corp.	1,924,536	55,985
Starwood Property Trust, Inc.2	2,675,000	52,457
Weingarten Realty Investors	2,634,750	49,191
Frasers Centrepoint Trust1,2	47,864,000	45,372
United Bankshares, Inc.	1,775,000	44,197
Champion Real Estate Investment Trust1	89,272,000	37,530
Sun Hung Kai Properties Ltd.1	2,925,000	37,464
Unibail-Rodamco SE, non-registered shares1	150,000	32,623
TrygVesta A/S1	514,300	31,418
CapitaRetail China Trust1	30,837,000	26,221
Equity Residential, shares of beneficial interest	650,500	20,849
CapitaCommercial Trust1	26,272,300	19,785
Eurobank Properties REIT1	1,950,000	19,643
Kerry Properties Ltd.1	4,240,696	18,801
Colony Financial, Inc.2	750,000	14,925
Banco Bilbao Vizcaya Argentaria, SA1	672,677	10,231
Fannie Mae3	10,000,000	9,600
Freddie Mac3	5,300,000	6,254
		7,417,907

CONSUMER STAPLES — 8.21%
Philip Morris International Inc.	31,077,800	1,414,351
Kraft Foods Inc., Class A	25,074,000	693,547
PepsiCo, Inc.	11,454,000	682,887
Altria Group, Inc.	31,645,000	628,470
Nestlé SA1	12,040,000	570,265
Diageo PLC1	22,875,000	385,697
Coca-Cola Co.	7,000,000	379,750
Kellogg Co.	5,349,000	291,092
Foster’s Group Ltd.1	55,832,127	262,423
Sara Lee Corp.	19,553,861	237,384
Reynolds American Inc.	3,480,000	185,136
Wesfarmers Ltd.1	5,758,810	139,582
Clorox Co.	1,685,000	99,701
Kimberly-Clark Corp.	1,500,000	89,085
H.J. Heinz Co.	2,000,000	87,260
ConAgra Foods, Inc.	3,000,000	68,220
Imperial Tobacco Group PLC1	1,390,000	44,971
SABMiller PLC1	1,050,000	28,631
Nestlé India Ltd.1	480,000	26,619
		6,315,071

TELECOMMUNICATION SERVICES — 7.98%
AT&T Inc.	54,891,230	1,392,042
América Móvil, SAB de CV, Series L (ADR)	18,738,000	817,914
CenturyTel, Inc.2	19,328,597	657,366
Telefónica, SA1	19,005,000	456,994
Verizon Communications Inc.	15,529,500	456,878
Koninklijke KPN NV1	24,174,050	401,331
Singapore Telecommunications Ltd.1	123,851,500	263,801
Belgacom SA1	6,034,800	219,598
Telekom Austria AG, non-registered shares1	15,492,711	214,172
Vodafone Group PLC1	80,200,000	172,563
Türk Telekomünikasyon AS, Class D1	46,737,000	161,080
Telekomunikacja Polska SA1	25,467,566	139,756
France Télécom SA1	5,868,337	135,076
Advanced Info Service PCL1	50,509,000	126,057
Bezeq — The Israel Telecommunication Corp. Ltd.1	34,700,000	88,802
Taiwan Mobile Co., Ltd.1	33,484,516	64,789
Philippine Long Distance Telephone Co.1	1,053,250	59,679
Partner Communications Co. Ltd.1	2,628,400	53,961
Partner Communications Co. Ltd. (ADR)	169,200	3,509
DiGi.Com Bhd.1	8,852,000	56,724
Telecom Italia SpA, nonvoting1	46,468,726	54,027
StarHub Ltd1	25,787,250	39,787
OJSC Mobile TeleSystems (ADR)	565,500	27,020
Telkom SA Ltd.1	5,227,300	22,587
MTN Group Ltd.1	1,495,800	21,323
China Mobile Ltd.1	2,000,000	18,864
BT Group PLC1	4,794,852	10,539
		6,136,239

UTILITIES — 6.96%
GDF Suez1	18,087,320	686,551
Scottish and Southern Energy PLC1	29,437,414	549,363
Exelon Corp.	10,601,500	483,640
FirstEnergy Corp.	10,145,500	442,547
Dominion Resources, Inc.	11,351,980	425,245
Hongkong Electric Holdings Ltd.1	63,865,000	357,134
Fortum Oyj1	11,366,230	289,906
Southern Co.	8,200,000	262,400
PPL Corp.	7,240,000	213,508
Public Service Enterprise Group Inc.	6,667,600	203,962
Gas Natural SDG, SA1	7,748,244	153,775
Progress Energy, Inc.	3,875,000	151,009
RWE AG1	1,698,000	150,645
SUEZ Environnement Co.1	5,978,874	135,982
Ameren Corp.	4,816,420	123,059
DTE Energy Co.	2,750,000	115,610
Xcel Energy Inc.	5,516,000	114,622
Cheung Kong Infrastructure Holdings Ltd.1	26,271,000	97,883
FPL Group, Inc.	2,000,000	97,520
Electricity Generating PCL1	22,214,244	52,852
Electricity Generating PCL, nonvoting depository receipt1	2,127,184	5,061
Entergy Corp.	752,500	57,423
E.ON AG1	1,500,000	55,135
Consolidated Edison, Inc.	900,000	39,366
NiSource Inc.	2,289,307	32,623
National Grid PLC1	2,632,652	26,543
Pinnacle West Capital Corp.	738,200	26,442
		5,349,806

HEALTH CARE — 6.27%
Merck & Co., Inc.	30,026,714	1,146,420
Novartis AG1	14,463,000	775,372
Bayer AG1	8,064,000	549,944
Roche Holding AG1	2,721,000	457,413
Pfizer Inc	23,645,000	441,216
Johnson & Johnson	6,800,000	427,448
Bristol-Myers Squibb Co.	11,500,000	280,140
Abbott Laboratories	3,620,000	191,643
Sonic Healthcare Ltd.1	10,829,270	136,705
GlaxoSmithKline PLC1	6,792,000	132,432
Orion Oyj, Class B1	5,837,194	127,952
Takeda Pharmaceutical Co. Ltd.1	1,460,000	64,116
Daiichi Sankyo Co., Ltd.1	2,650,000	55,174
Oriola-KD Oyj, Class B1	4,205,677	26,257
Clínica Baviera, SA1,3	790,430	9,527
		4,821,759

ENERGY — 6.01%
Royal Dutch Shell PLC, Class A (ADR)	9,937,000	550,411
Royal Dutch Shell PLC, Class B1	6,472,187	173,095
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	99,619
Royal Dutch Shell PLC, Class A1	3,055,000	85,634
BP PLC1	88,617,042	830,650
Eni SpA1	29,568,866	689,453
Eni SpA (ADR)	912,492	42,449
ConocoPhillips	9,812,970	471,023
Sasol Ltd.1	10,916,840	407,287
Woodside Petroleum Ltd.1	8,536,667	319,452
TOTAL SA1	4,256,000	247,470
TOTAL SA (ADR)	600,000	34,554
Husky Energy Inc.	7,050,000	175,574
Enbridge Inc.	3,523,468	153,098
OAO LUKOIL (ADR)1	2,240,800	121,940
China National Offshore Oil Corp.1	58,884,000	82,650
Statoil ASA1	3,500,532	78,508
Spectra Energy Corp	2,783,220	59,143
		4,622,010

INDUSTRIALS — 5.62%
Siemens AG1	5,106,158	458,043
Geberit AG1	1,718,000	302,714
United Technologies Corp.	4,355,000	293,875
Lockheed Martin Corp.	3,573,500	266,297
MAp Group1,2	93,268,737	229,085
Norfolk Southern Corp.	4,504,076	211,962
Schneider Electric SA1	2,034,500	209,325
Singapore Technologies Engineering Ltd.1	91,974,000	200,969
Leighton Holdings Ltd.1	5,728,928	193,075
FirstGroup PLC1,2	31,300,000	184,624
Emerson Electric Co.	4,030,000	167,406
Hays PLC1,2	89,836,000	157,390
Waste Management, Inc.	4,500,000	144,225
CSX Corp.	2,749,300	117,835
Robert Half International Inc.	4,360,000	117,371
ASSA ABLOY AB, Class B1	6,460,000	111,625
De La Rue PLC1,2	6,374,619	98,630
AB Volvo, Class B1	10,062,000	84,785
Uponor Oyj1	3,654,768	69,202
Spirax-Sarco Engineering PLC1	3,045,391	60,610
Österreichische Post AG1	2,147,000	58,291
Transport International Holdings Ltd.1	18,625,900	53,401
Boeing Co.	850,000	51,510
Société BIC SA1	690,000	49,170
BELIMO Holding AG1,2	42,250	47,588
Singapore Post Private Ltd.1	64,874,000	46,553
Hopewell Highway Infrastructure Ltd.1	67,290,630	42,493
AB SKF, Class B1	2,670,000	41,329
Go-Ahead Group PLC1	1,525,000	32,876
Seco Tools AB, Class B1	2,702,640	32,799
Steelcase Inc., Class A	4,440,000	31,435
Eaton Corp.	500,000	30,620
IMI PLC1	3,060,000	26,575
SGS SA1	16,034	20,661
SIA Engineering Co. Ltd.1	8,617,000	20,300
Pfeiffer Vacuum Technology AG, non-registered shares1	215,000	17,714
Jiangsu Expressway Co. Ltd., Class H1	18,028,000	16,046
Watsco, Inc.	285,000	13,669
DCC PLC1	390,000	10,552
		4,322,630

INFORMATION TECHNOLOGY — 4.57%
Taiwan Semiconductor Manufacturing Co. Ltd.1	193,612,339	369,451
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,455,599	106,229
Microsoft Corp.	16,221,800	457,130
Canon, Inc.1	5,790,000	226,367
Delta Electronics, Inc.1	74,564,430	225,400
MediaTek Inc.1	13,705,446	221,975
Redecard SA, ordinary nominative	14,066,100	196,544
Wistron Corp.1,2	104,690,225	196,482
HTC Corp.1	18,346,975	177,458
Paychex, Inc.	5,980,000	173,360
Acer Inc.1	59,938,444	164,919
Wincor Nixdorf AG1,2	2,150,312	145,763
Maxim Integrated Products, Inc.	8,290,700	144,921
Automatic Data Processing, Inc.	3,500,000	142,765
Intel Corp.	6,957,200	134,970
Analog Devices, Inc.	2,500,000	67,400
Xilinx, Inc.	2,585,900	60,975
Halma PLC1	15,195,069	56,354
Neopost SA1	672,000	53,654
Siliconware Precision Industries Co., Ltd.1	40,070,300	52,991
Murata Manufacturing Co., Ltd.1	875,200	48,050
Cyntec Co., Ltd.1,2	12,950,000	35,241
Spectris PLC1	2,864,765	34,674
Oakton Ltd.1,2	4,617,960	14,019
Renishaw PLC1	655,000	6,310
		3,513,402

CONSUMER DISCRETIONARY — 3.10%
McDonald’s Corp.	6,008,000	375,079
OPAP SA1,2	16,421,040	359,957
Esprit Holdings Ltd.1	35,354,097	247,898
Johnson Controls, Inc.	8,141,990	226,592
Industria de Diseño Textil, SA1	1,985,599	124,934
Daimler AG1	2,438,400	112,490
Greene King PLC1,2	13,877,742	98,585
Limited Brands, Inc.	5,000,000	95,100
British Sky Broadcasting Group PLC1	10,849,000	91,973
Yue Yuen Industrial (Holdings) Ltd.1	28,052,000	87,013
Toyota Motor Corp.1	1,963,800	75,231
Kingfisher PLC1	18,845,000	63,884
Genuine Parts Co.	1,540,000	58,027
Leggett & Platt, Inc.	2,490,000	45,467
Li & Fung Ltd.1	9,530,000	43,298
Ekornes ASA1,2	1,980,425	42,770
Bijou Brigitte modische Accessoires AG1	198,795	37,607
Intercontinental Hotels Group PLC1	2,412,352	34,526
Marks and Spencer Group PLC1	5,635,000	31,380
Halfords Group PLC1	4,590,000	27,783
Kesa Electricals PLC1	13,430,200	27,479
DSG international PLC1,3	53,487,987	26,839
Headlam Group PLC1	3,661,629	18,080
Fairfax Media Ltd.1	10,000,000	15,270
Aristocrat Leisure Ltd.1	3,791,027	13,289
		2,380,551

MATERIALS — 2.75%
Akzo Nobel NV1	7,525,389	449,886
Koninklijke DSM NV1	8,539,000	396,152
CRH PLC1	9,039,834	217,138
RPM International, Inc.2	8,340,000	155,958
Israel Chemicals Ltd.1	12,038,858	155,939
Symrise AG1,2	6,835,085	152,069
Fletcher Building Ltd.1	21,176,596	117,928
Impala Platinum Holdings Ltd.1	4,420,000	112,744
Packaging Corp. of America	5,000,000	110,200
OneSteel Ltd.1	25,809,715	70,864
Worthington Industries, Inc.	3,639,800	52,668
Lafarge Malayan Cement Bhd.1	22,590,530	41,750
voestalpine AG1	1,030,000	35,814
Rautaruukki Oyj1	1,643,029	33,544
Weyerhaeuser Co.	250,000	9,975
Ambuja Cements Ltd.1	1,700,000	3,718
		2,116,347

MISCELLANEOUS — 4.62%
Other common stocks in initial period of acquisition		3,556,174

Total common stocks (cost: $49,180,994,000)		50,551,896

Preferred stocks — 0.76%

FINANCIALS — 0.66%
Wells Fargo & Co. 7.98%4	60,424,000	61,330
Wachovia Capital Trust III 5.80%4	56,204,000	44,013
Barclays Bank PLC 7.434%4,5	37,889,000	36,279
Barclays Bank PLC 14.00%4	10,395,000	21,177
Barclays Bank PLC 6.86%4,5	12,087,000	10,214
Barclays Bank PLC 8.55%4,5	6,011,000	5,831
PNC Preferred Funding Trust I 6.517%4,5	33,500,000	26,445
PNC Preferred Funding Trust III 8.70%4,5	24,000,000	24,844
PNC Financial Services Group, Inc., Series K, 8.25%4	7,961,000	8,304
JPMorgan Chase & Co., Series I, 7.90%4	56,841,000	58,412
Banco Bilbao Vizcaya Argentaria, SA, 5.919%4	44,950,000	37,248
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	25,000,000	31,842
AXA SA, Series B, 6.379%4,5	35,500,000	29,154
BNP Paribas 7.195%4,5	26,500,000	25,838
QBE Capital Funding II LP 6.797%4,5	28,900,000	25,768
Public Storage, Inc., Series F, 6.45%	1,000,000	22,130
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	12,500,000	13,797
Société Générale 5.922%4,5	12,705,000	10,715
Fannie Mae, Series S, 8.25% noncumulative3	2,000,000	2,285
Fannie Mae, Series P, 4.50% noncumulative3	1,600,000	1,168
Fannie Mae, Series O, 0%3,4,5	874,555	1,102
Fannie Mae, Series E, 5.10%3	608,441	920
Fannie Mae, Series L, 5.125%3	570,000	781
Freddie Mac, Series V, 5.57%3	3,485,635	2,902
Freddie Mac, Series Z, 8.375%3	2,041,640	2,271
Freddie Mac, Series W, 5.66%3	650,000	561
Freddie Mac, Series Y, 6.55%3	350,250	315
		505,646

U.S. GOVERNMENT AGENCY SECURITIES — 0.08%
CoBank, ACB, Series C, 11.00%5	1,000,000	53,344
US AgBank 6.11%4,5	13,000,000	8,255
		61,599

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	18,675

Total preferred stocks (cost: $850,589,000)		585,920

	Shares or
Convertible securities — 0.31%	principal amount

MATERIALS — 0.14%
Vale SA 6.75% convertible preferred 2012	1,398,000	106,514

UTILITIES — 0.05%
PG&E Corp. 9.50% convertible notes 2010	$14,000,000	39,270

CONSUMER DISCRETIONARY — 0.04%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 20323	473,600	19,943
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	88,000	12,423
		32,366

FINANCIALS — 0.03%
Digital Realty Trust, Inc. 5.50% convertible debentures 20295	$4,800,000	6,024
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred3	76,628	6,744
Hospitality Properties Trust, 3.80% convertible notes 2027	$4,700,000	4,594
Fannie Mae, Series 2004-1, 5.375% convertible preferred3	240	840
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred3	1,352,000	2,082
		20,284

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		41,370

Total convertible securities (cost: $337,859,000)		239,804

	Principal amount
Bonds & notes — 28.59%	(000)

MORTGAGE-BACKED OBLIGATIONS6 — 9.09%
Fannie Mae 4.89% 2012	$25,000	26,423
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	30,000	32,189
Fannie Mae 4.00% 2015	10,316	10,682
Fannie Mae 5.00% 2017	107	114
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	7,072	7,635
Fannie Mae 5.00% 2018	18,417	19,709
Fannie Mae 5.00% 2018	1,201	1,284
Fannie Mae 4.00% 2019	27,554	28,620
Fannie Mae 4.50% 2019	15,911	16,758
Fannie Mae 4.50% 2019	12,832	13,503
Fannie Mae 5.50% 2019	2,186	2,366
Fannie Mae 4.50% 2020	23,691	24,929
Fannie Mae 5.50% 2020	5,242	5,673
Fannie Mae 4.50% 2021	66,206	69,439
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	15,663
Fannie Mae 6.00% 2021	5,081	5,504
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	29,989	31,244
Fannie Mae 5.50% 2022	13,379	14,328
Fannie Mae 5.50% 2022	10,873	11,645
Fannie Mae 6.00% 2022	2,798	3,014
Fannie Mae 5.00% 2023	15,049	15,914
Fannie Mae 5.00% 2023	13,623	14,406
Fannie Mae 5.00% 2023	12,415	13,128
Fannie Mae 5.00% 2023	12,258	12,963
Fannie Mae 5.00% 2023	10,778	11,398
Fannie Mae 5.00% 2023	10,730	11,346
Fannie Mae 5.00% 2023	10,258	10,847
Fannie Mae 5.00% 2023	9,152	9,678
Fannie Mae 5.00% 2023	8,637	9,145
Fannie Mae 5.50% 2023	30,718	32,925
Fannie Mae 5.50% 2023	2,308	2,470
Fannie Mae 4.00% 2024	225,676	230,039
Fannie Mae 4.00% 2024	75,163	76,584
Fannie Mae 4.00% 2024	46,985	47,893
Fannie Mae 4.00% 2024	46,957	47,865
Fannie Mae 4.00% 2024	46,501	47,381
Fannie Mae 4.00% 2024	45,987	46,876
Fannie Mae 4.00% 2024	42,819	43,646
Fannie Mae 4.00% 2024	37,105	37,822
Fannie Mae 4.00% 2024	28,637	29,190
Fannie Mae 4.00% 2024	24,647	25,123
Fannie Mae 4.50% 2024	67,864	70,733
Fannie Mae 4.50% 2024	46,528	48,495
Fannie Mae 4.50% 2024	46,402	48,364
Fannie Mae 4.50% 2024	42,702	44,507
Fannie Mae 4.50% 2024	41,392	43,142
Fannie Mae 4.50% 2024	25,261	26,329
Fannie Mae 4.50% 2024	18,996	19,799
Fannie Mae 4.50% 2024	18,370	19,146
Fannie Mae 4.50% 2024	16,257	16,944
Fannie Mae 4.50% 2024	12,980	13,528
Fannie Mae 4.50% 2024	4,254	4,433
Fannie Mae 5.00% 2024	37,293	39,465
Fannie Mae 5.50% 2024	77,701	83,331
Fannie Mae 6.00% 2024	24,522	26,493
Fannie Mae 6.00% 2024	134	144
Fannie Mae 4.00% 2025	7,800	7,951
Fannie Mae 4.00% 2025	3,500	3,568
Fannie Mae 6.00% 2026	60,414	65,271
Fannie Mae 6.00% 2026	7,383	7,977
Fannie Mae 6.00% 2027	133,382	144,104
Fannie Mae 6.00% 2028	4,651	5,024
Fannie Mae 6.00% 2028	3,980	4,270
Fannie Mae 6.00% 2028	2,621	2,832
Fannie Mae 6.00% 2028	2,371	2,544
Fannie Mae 5.50% 2029	74,109	78,967
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,393	2,593
Fannie Mae 5.50% 2034	12,446	13,233
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	12,023	12,995
Fannie Mae 5.50% 2035	8,667	9,210
Fannie Mae 6.50% 2035	14,922	16,287
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	11,171	9,318
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,859	6,283
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,846	1,527
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,655	1,357
Fannie Mae, Series 2006-65, Class PF, 0.511% 20364	11,280	11,127
Fannie Mae 5.00% 2036	53,004	55,199
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	20,528	21,936
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	56,370	60,925
Fannie Mae 6.00% 2036	52,504	56,659
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	49,219	53,034
Fannie Mae 6.00% 2036	39,274	42,383
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	37,230	40,424
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	33,404	36,149
Fannie Mae 6.00% 2036	28,126	30,237
Fannie Mae 6.00% 2036	23,228	25,067
Fannie Mae 6.00% 2036	14,591	15,746
Fannie Mae 6.00% 2036	12,088	13,045
Fannie Mae 7.00% 2036	2,858	3,145
Fannie Mae 7.50% 2036	1,883	2,056
Fannie Mae, Series 2007-114, Class A7, 0.431% 20374	20,000	18,229
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	67,270	71,939
Fannie Mae 5.259% 20374	6,117	6,485
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	50,811	54,531
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	15,076	16,105
Fannie Mae 5.965% 20374	2,496	2,646
Fannie Mae 6.00% 2037	24,865	26,654
Fannie Mae 6.00% 2037	17,277	18,644
Fannie Mae 6.00% 2037	17,057	18,406
Fannie Mae 6.00% 2037	8,647	9,274
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	7,474	8,083
Fannie Mae 6.50% 2037	28,512	30,825
Fannie Mae 6.50% 2037	17,145	18,548
Fannie Mae 6.50% 2037	16,647	17,993
Fannie Mae 6.50% 2037	12,815	13,855
Fannie Mae 6.50% 2037	2,978	3,219
Fannie Mae 6.50% 2037	2,409	2,603
Fannie Mae 6.50% 2037	1,993	2,154
Fannie Mae 7.00% 2037	46,109	50,801
Fannie Mae 7.00% 2037	976	1,074
Fannie Mae 7.00% 2037	411	452
Fannie Mae 7.50% 2037	9,353	10,210
Fannie Mae 7.50% 2037	4,514	4,974
Fannie Mae 7.50% 2037	2,967	3,239
Fannie Mae 7.50% 2037	1,664	1,817
Fannie Mae 7.50% 2037	1,646	1,797
Fannie Mae 7.50% 2037	456	498
Fannie Mae 7.50% 2037	305	333
Fannie Mae 4.50% 2038	92,564	93,594
Fannie Mae 5.00% 2038	41,494	43,167
Fannie Mae 5.133% 20384	15,715	16,408
Fannie Mae 5.379% 20384	22,788	24,061
Fannie Mae 5.452% 20384	12,919	13,652
Fannie Mae 5.50% 2038	133,551	141,675
Fannie Mae 5.50% 2038	50,637	53,714
Fannie Mae 5.50% 2038	37,745	40,031
Fannie Mae 5.50% 2038	27,017	28,724
Fannie Mae 5.50% 2038	26,124	27,711
Fannie Mae 5.50% 2038	21,997	23,387
Fannie Mae 5.50% 2038	17,583	18,694
Fannie Mae 5.50% 2038	15,148	16,089
Fannie Mae 5.50% 2038	11,915	12,668
Fannie Mae 5.50% 2038	10,605	11,249
Fannie Mae 5.50% 2038	5,091	5,413
Fannie Mae 5.556% 20384	2,232	2,354
Fannie Mae 6.00% 2038	88,009	94,291
Fannie Mae 6.00% 2038	72,030	77,190
Fannie Mae 6.00% 2038	43,830	46,959
Fannie Mae 6.00% 2038	33,103	35,466
Fannie Mae 6.00% 2038	14,511	15,547
Fannie Mae 6.00% 2038	10,409	11,152
Fannie Mae 6.50% 2038	38,096	41,146
Fannie Mae 6.50% 2038	22,906	24,757
Fannie Mae 6.50% 2038	15,306	16,531
Fannie Mae 7.00% 2038	1,430	1,574
Fannie Mae 3.58% 20394	13,668	13,876
Fannie Mae 3.617% 20394	24,733	25,388
Fannie Mae 3.617% 20394	21,122	21,663
Fannie Mae 3.621% 20394	9,527	9,780
Fannie Mae 3.624% 20394	7,559	7,754
Fannie Mae 3.63% 20394	18,794	19,283
Fannie Mae 3.65% 20394	6,911	7,088
Fannie Mae 3.755% 20394	9,388	9,667
Fannie Mae 3.763% 20394	20,187	20,781
Fannie Mae 3.83% 20394	22,457	23,156
Fannie Mae 3.837% 20394	10,012	10,322
Fannie Mae 3.845% 20394	9,221	9,516
Fannie Mae 3.854% 20394	15,160	15,656
Fannie Mae 3.90% 20394	9,403	9,668
Fannie Mae 3.91% 20394	9,539	9,848
Fannie Mae 3.915% 20394	5,519	5,700
Fannie Mae 3.95% 20394	2,972	3,073
Fannie Mae 3.951% 20394	11,353	11,737
Fannie Mae 5.122% 20394	7,883	8,316
Fannie Mae 5.50% 2039	17,508	18,570
Fannie Mae 6.00% 2039	127,377	136,502
Fannie Mae 3.619% 20404	7,034	7,212
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	330	359
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	243	276
Fannie Mae 7.00% 2047	3,822	4,173
Freddie Mac 4.50% 2018	3,442	3,624
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,618
Freddie Mac 5.50% 2019	6,908	7,472
Freddie Mac, Series 2642, Class BL, 3.50% 2023	7,198	7,348
Freddie Mac, Series 2626, Class NG, 3.50% 2023	3,955	4,044
Freddie Mac 4.50% 2023	40,167	41,837
Freddie Mac 5.50% 2023	15,311	16,386
Freddie Mac 6.00% 2023	8,389	9,080
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,915	3,261
Freddie Mac 4.50% 2024	26,960	28,083
Freddie Mac 5.00% 2024	32,277	34,164
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	4,274	3,734
Freddie Mac 6.00% 2026	18,921	20,485
Freddie Mac 6.00% 2026	18,019	19,509
Freddie Mac 5.50% 2027	34,349	36,673
Freddie Mac 6.00% 2027	14,755	15,975
Freddie Mac 6.50% 2027	18,990	20,552
Freddie Mac 6.50% 2027	16,846	18,231
Freddie Mac 5.50% 2028	47,377	50,609
Freddie Mac, Series 2153, Class GG, 6.00% 2029	5,477	5,961
Freddie Mac, Series 2122, Class QM, 6.25% 2029	10,498	11,349
Freddie Mac 6.50% 2032	3,112	3,398
Freddie Mac 7.50% 2032	1,374	1,516
Freddie Mac, Series 3061, Class PN, 5.50% 2035	18,608	19,984
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	19,018	16,135
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	11,672	9,190
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,868	4,060
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,799	3,929
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,266	3,523
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	2,694	2,271
Freddie Mac, Series 3156, Class NG, 6.00% 2036	44,795	48,719
Freddie Mac, Series 3286, Class JN, 5.50% 2037	31,687	33,773
Freddie Mac 5.714% 20374	17,950	19,103
Freddie Mac 5.874% 20374	8,570	9,123
Freddie Mac, Series 3271, Class OA, 6.00% 2037	29,938	32,594
Freddie Mac 6.00% 2037	467	504
Freddie Mac 5.00% 2038	23,339	24,289
Freddie Mac 5.00% 2038	15,737	16,372
Freddie Mac 5.00% 2038	15,412	16,039
Freddie Mac 5.00% 2038	14,601	15,195
Freddie Mac 5.00% 2038	13,841	14,404
Freddie Mac 5.00% 2038	6,849	7,128
Freddie Mac 5.00% 2038	4,741	4,934
Freddie Mac 5.00% 2038	3,287	3,421
Freddie Mac 5.00% 2038	2,889	3,007
Freddie Mac 5.00% 2038	2,473	2,576
Freddie Mac 5.00% 2038	1,283	1,335
Freddie Mac 5.00% 2038	67	70
Freddie Mac 5.055% 20384	8,862	9,306
Freddie Mac 5.50% 2038	67,747	71,932
Freddie Mac 5.536% 20384	11,027	11,625
Freddie Mac 5.925% 20384	16,728	17,776
Freddie Mac 6.00% 2038	46,986	50,421
Freddie Mac 3.607% 20394	5,818	5,943
Freddie Mac 3.758% 20394	6,814	6,998
Freddie Mac 3.847% 20394	10,501	10,809
Freddie Mac 5.00% 2039	83,710	87,125
Freddie Mac 6.50% 2047	10,076	10,838
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	4,874	4,995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 6.856% 20354,5	5,050	4,754
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,838	5,833
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,421
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,034
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20374	5,000	4,193
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,903	6,012
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	15,509	15,514
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	23,054	23,131
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	14,840	12,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.28% 20434	7,200	7,356
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.321% 20434	16,830	13,469
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20444	15,000	14,949
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.874% 20454	43,000	41,684
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	23,119	23,107
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	21,630	21,144
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	626	623
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	352	356
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	472	449
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,399	2,461
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	7,673	7,994
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	38,655	39,583
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 20354,5	1,435	1,243
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	3,098	3,155
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,833	5,070
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,360	15,398
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,936
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	5,000	5,309
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20384	14,535	14,801
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.544% 20394	18,000	18,410
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	37,500	37,982
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	8,399	7,083
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	10,171	8,779
Government National Mortgage Assn. 4.00% 2039	15,477	15,199
Government National Mortgage Assn. 4.50% 2039	50,179	50,974
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058	20,105	21,474
Government National Mortgage Assn. 5.816% 2058	12,556	13,035
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,472	1,547
Government National Mortgage Assn. 6.172% 2058	1,895	1,967
Government National Mortgage Assn. 6.205% 2058	5,316	5,519
Government National Mortgage Assn. 6.22% 2058	3,283	3,597
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	19,750	20,402
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,084	9,370
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	15,634	15,670
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	3,500	3,494
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20454	21,700	22,197
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.71% 20454	4,955	5,094
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	4,797
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.994% 20354	9,138	6,829
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.611% 20364	12,786	8,490
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.861% 20364	10,519	7,953
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.761% 20374	19,935	12,556
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.818% 20374	19,168	12,385
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.858% 20474	26,228	16,702
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,969	3,023
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	11,791	11,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20444	30,000	31,022
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,010
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.668% 20344	14,873	14,961
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.186% 20354	13,831	9,180
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	18,396	14,585
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.923% 20364	23,494	16,577
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	27,000	27,753
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20375	10,000	10,417
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	15,000	15,613
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	410	411
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,105
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,622	5,700
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	9,830	10,193
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,923
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,127	3,134
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	5,000	5,040
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	38,142	39,353
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20424	24,000	25,069
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20424	5,000	5,123
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 20424	20,105	17,320
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	5,454	4,749
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	14,133	13,374
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,211	3,914
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.868% 20474	26,969	16,436
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.351% 20464	39,419	38,119
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 5.99% 20364	60,163	37,537
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.586% 20364	32,345	23,001
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.902% 20364	23,218	12,424
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	16,200	16,257
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.335% 20454	17,000	17,684
Bank of America 5.50% 20125	30,000	31,970
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	31,790	30,323
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	26,191	25,132
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.914% 20364	3,896	2,067
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.222% 20364	3,283	1,985
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	27,500	28,540
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.866% 20174,5	7,488	7,564
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.817% 20184	5,353	5,395
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.913% 20194,5	8,051	8,068
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.897% 20334	7,510	7,380
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.611% 20344	2,433	1,908
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.115% 20374	20,013	13,811
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.032% 20474	18,375	12,662
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,627	1,650
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	23,500	24,283
Northern Rock PLC 5.625% 20175	20,000	19,599
Northern Rock PLC 5.625% 2017	6,000	5,880
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	23,291	24,072
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	25,000	22,658
HBOS Treasury Services PLC 5.00% 20115	5,000	5,188
HBOS Treasury Services PLC 5.25% 20175	14,000	14,170
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20365	16,500	17,079
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 20365	2,000	2,103
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.056% 20374	31,547	19,162
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	10,074	10,064
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,746	3,762
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20434	5,065	5,069
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.591% 20184,5	8,000	7,990
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20185	10,000	10,600
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 3.094% 20354	9,444	8,254
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.616% 20364	11,979	9,664
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	6,951	5,904
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	6,558	6,234
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	6,317	5,401
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	23,633	16,701
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20175	15,000	16,144
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	15,000	14,928
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,312	14,591
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	932	939
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	12,987	13,117
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.088% 20344	3,231	2,520
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.091% 20344	2,868	2,525
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.75% 20354	7,690	5,494
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.661% 20364	3,985	2,866
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.781% 20164,5	8,000	7,974
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	1,869	1,900
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,138	3,165
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.197% 20364	20,214	12,250
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20155	8,000	8,076
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 20365	3,380	3,514
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.874% 20454	12,192	10,536
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20155	10,000	10,442
GSR Mortgage Loan Trust, Series 2005-9F, Class 1A-2, 0.731% 20354	7,607	5,239
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.382% 20354	5,762	4,975
Banc of America Funding Trust, Series 2007-3, Class X-A-1, 5.50% 2034	10,042	7,988
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	8,320	7,586
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,522	2,560
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	4,474	4,675
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	7,804	6,811
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20374	12,229	6,254
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	613	614
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	3,042
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20304	2,500	2,575
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.58% 20374	9,735	5,932
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,413
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.713% 20464	5,148	4,333
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.732% 20364	4,000	2,960
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.035% 20364	3,922	2,898
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.614% 20364	2,686	1,667
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.199% 20344,5	2,000	1,545
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.202% 20274,5	1,118	1,068
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	400	400
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 4.686% 20344	254	235
		6,989,179

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.39%
U.S. Treasury 1.25% 2010	20,000	20,163
U.S. Treasury 2.00% 2010	25,000	25,295
U.S. Treasury 4.50% 2010	75,000	77,505
U.S. Treasury 5.75% 2010	152,000	156,557
U.S. Treasury 6.50% 2010	275,000	275,677
U.S. Treasury 1.125% 2011	30,000	30,208
U.S. Treasury 4.625% 2011	25,000	26,589
U.S. Treasury 4.875% 2011	25,000	26,384
U.S. Treasury 5.00% 2011	75,000	78,653
U.S. Treasury 5.125% 2011	80,000	85,220
U.S. Treasury 1.50% 2012	25,000	25,258
U.S. Treasury 4.25% 2012	80,000	86,469
U.S. Treasury 4.875% 2012	83,000	90,560
U.S. Treasury 4.875% 2012	50,000	54,071
U.S. Treasury 3.125% 2013	35,000	36,756
U.S. Treasury 3.375% 2013	60,000	63,610
U.S. Treasury 3.375% 2013	40,000	42,397
U.S. Treasury 3.625% 2013	5,000	5,347
U.S. Treasury 3.875% 2013	75,000	80,657
U.S. Treasury 4.25% 2013	148,000	161,465
U.S. Treasury 1.75% 2014	2,000	1,983
U.S. Treasury 1.875% 2014	25,000	24,958
U.S. Treasury 2.25% 2014	130,600	131,809
U.S. Treasury 2.625% 2014	70,000	71,539
U.S. Treasury 2.625% 2014	3,500	3,551
U.S. Treasury 4.25% 2014	100,000	109,355
U.S. Treasury 4.25% 2014	25,000	27,373
U.S. Treasury 4.125% 2015	5,000	5,422
U.S. Treasury 4.25% 2015	80,000	87,125
U.S. Treasury 9.875% 2015	40,000	55,631
U.S. Treasury 11.25% 2015	83,000	118,372
U.S. Treasury 2.375% 2016	140,500	136,921
U.S. Treasury 2.625% 2016	60,000	59,435
U.S. Treasury 2.75% 2016	15,000	14,734
U.S. Treasury 3.00% 2016	25,000	25,065
U.S. Treasury 3.125% 2016	16,750	16,863
U.S. Treasury 3.25% 2016	236,600	241,590
U.S. Treasury 3.25% 2016	20,000	20,398
U.S. Treasury 7.25% 2016	50,000	62,707
U.S. Treasury 7.50% 2016	250,000	319,005
U.S. Treasury 9.25% 2016	200,000	272,968
U.S. Treasury 4.625% 2017	40,000	44,031
U.S. Treasury 8.75% 2017	50,000	68,412
U.S. Treasury 8.875% 2017	10,000	13,816
U.S. Treasury 3.75% 2018	349,950	357,222
U.S. Treasury 4.00% 2018	45,000	46,913
U.S. Treasury 2.75% 2019	22,500	21,154
U.S. Treasury 3.125% 2019	281,400	271,759
U.S. Treasury 3.375% 2019	125,400	123,000
U.S. Treasury 8.125% 2019	10,000	13,672
U.S. Treasury 8.125% 2021	100,000	139,711
Fannie Mae 6.625% 2010	11,000	11,539
Fannie Mae 5.00% 2011	19,815	21,217
Fannie Mae 5.125% 2011	20,000	21,094
Fannie Mae 6.00% 2011	140,000	149,873
Fannie Mae 4.75% 2012	75,000	81,682
Fannie Mae 6.125% 2012	174,000	192,472
Fannie Mae 2.50% 2014	25,000	25,224
Fannie Mae 2.625% 2014	5,000	5,019
Fannie Mae 5.00% 2015	25,000	27,772
Federal Home Loan Bank 4.50% 2012	50,000	54,049
Federal Home Loan Banks, Series 312, 5.75% 2012	25,000	27,584
Federal Home Loan Bank 3.625% 2013	90,000	95,305
Federal Home Loan Bank 5.25% 2014	25,000	28,044
Federal Home Loan Bank 5.375% 2016	25,000	28,151
Freddie Mac 2.875% 2010	50,000	50,984
Freddie Mac 4.75% 2010	9,000	9,330
Freddie Mac 5.125% 2010	4,000	4,109
Freddie Mac 6.875% 2010	5,000	5,205
Freddie Mac 5.75% 2012	75,000	81,939
Federal Agricultural Mortgage Corp. 4.875% 20115	30,000	31,276
Federal Agricultural Mortgage Corp. 5.50% 20115	37,300	39,635
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,277
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,122
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,132
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	21,850	22,241
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	15,069
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	45,000	45,684
CoBank ACB 7.875% 20185	18,660	20,795
CoBank ACB 0.854% 20224,5	28,690	21,403
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.454% 20124	25,000	25,129
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,617
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,130
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,554
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	18,335	18,707
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,358
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501% 20124	15,000	15,127
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	14,000	14,526
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	10,000	10,329
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,201
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	10,000	10,142
		5,683,381

FINANCIALS — 3.36%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20105	44,725	46,070
Westfield Group 5.40% 20125	16,040	17,138
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	24,285	25,610
Westfield Group 7.50% 20145	31,320	35,766
Westfield Group 5.75% 20155	18,000	19,344
Westfield Group 5.70% 20165	24,330	25,263
Westfield Group 7.125% 20185	35,245	39,266
SLM Corp., Series A, 4.50% 2010	21,000	21,111
SLM Corp., Series A, 0.479% 20114	1,100	1,015
SLM Corp., Series A, 5.40% 2011	20,000	19,793
SLM Corp., Series A, 5.125% 2012	7,333	6,976
SLM Corp., Series A, 5.00% 2013	22,267	20,389
SLM Corp., Series A, 5.375% 2013	43,712	40,972
SLM Corp., Series A, 5.05% 2014	337	298
SLM Corp., Series A, 5.375% 2014	200	181
SLM Corp., Series A, 5.00% 2015	20,344	17,643
SLM Corp., Series A, 5.00% 2018	3,302	2,672
SLM Corp., Series A, 8.45% 2018	35,475	34,817
SLM Corp., Series A, 5.625% 2033	383	295
ProLogis 5.50% 2012	3,250	3,400
ProLogis 5.50% 2013	3,700	3,823
ProLogis 7.625% 2014	18,110	20,000
ProLogis 5.625% 2015	1,565	1,569
ProLogis 5.625% 2016	37,316	36,361
ProLogis 5.75% 2016	11,245	11,133
ProLogis 6.625% 2018	59,860	60,824
ProLogis 7.375% 2019	14,300	14,843
Simon Property Group, LP 4.60% 2010	7,300	7,393
Simon Property Group, LP 4.875% 2010	5,000	5,021
Simon Property Group, LP 4.875% 2010	2,500	2,547
Simon Property Group, LP 6.75% 2014	34,230	38,091
Simon Property Group, LP 4.20% 2015	7,980	8,118
Simon Property Group, LP 5.25% 2016	19,875	20,253
Simon Property Group, LP 6.10% 2016	4,860	5,230
Simon Property Group, LP 5.875% 2017	5,910	6,210
Simon Property Group, LP 6.125% 2018	10,685	11,238
Simon Property Group, LP 10.35% 2019	12,930	16,864
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	8,058
Countrywide Financial Corp., Series B, 5.80% 2012	49,295	52,891
Bank of America Corp. 0.511% 20164	8,665	7,878
Bank of America Corp. 0.534% 20164	14,793	13,434
Bank of America Corp. 5.75% 2017	20,950	21,400
NB Capital Trust IV 8.25% 2027	13,500	13,298
Citigroup Inc. 6.50% 2013	39,250	42,430
Citigroup Inc. 5.125% 2014	15,000	15,196
Citigroup Inc. 6.01% 2015	10,760	11,210
Citigroup Inc. 6.125% 2017	22,275	22,562
Capital One Financial Corp. 6.25% 2013	7,500	8,213
Capital One Bank 6.50% 2013	13,477	14,640
Capital One Capital III 7.686% 20364	57,199	53,767
Capital One Capital IV 6.745% 20374	14,818	12,521
Goldman Sachs Group, Inc. 3.625% 2012	8,325	8,611
Goldman Sachs Group, Inc. 6.25% 2017	5,000	5,391
Goldman Sachs Group, Inc. 5.95% 2018	13,337	14,070
Goldman Sachs Group, Inc. 6.15% 2018	41,893	44,647
Goldman Sachs Group, Inc. 7.50% 2019	11,060	12,863
Liberty Mutual Group Inc. 5.75% 20145	19,000	18,975
Liberty Mutual Group Inc. 6.70% 20165	15,000	15,547
Liberty Mutual Group Inc. 6.50% 20355	11,200	9,567
Liberty Mutual Group Inc. 7.50% 20365	38,050	36,429
HBOS PLC 6.75% 20185	42,720	41,830
Lloyds TSB Bank PLC 5.80% 20205	30,570	30,287
HBOS PLC 6.00% 20335	8,670	6,851
Morgan Stanley 6.00% 2014	5,910	6,443
Morgan Stanley 4.10% 2015	8,000	7,967
Morgan Stanley, Series F, 6.00% 2015	29,090	31,351
Morgan Stanley, Series F, 5.625% 2019	30,375	30,714
CNA Financial Corp. 6.00% 2011	20,000	20,982
CNA Financial Corp. 5.85% 2014	42,000	42,762
CNA Financial Corp. 7.35% 2019	9,000	9,446
Monumental Global Funding 5.50% 20135	23,915	25,664
Monumental Global Funding III 0.451% 20144,5	24,860	22,546
Monumental Global Funding III 5.25% 20145	22,000	23,477
Abbey National Treasury Services PLC 3.875% 20145	16,300	16,542
Santander Issuances, SA Unipersonal 5.911% 20165	10,000	10,335
Sovereign Bancorp, Inc. 8.75% 2018	26,575	32,339
Santander Issuances, SA Unipersonal 6.50% 20194,5	10,500	11,037
ERP Operating LP 5.50% 2012	2,500	2,634
ERP Operating LP 6.625% 2012	8,000	8,588
ERP Operating LP 6.584% 2015	11,080	12,006
ERP Operating LP 5.125% 2016	10,565	10,910
ERP Operating LP 5.75% 2017	21,315	22,104
JPMorgan Chase & Co. 4.891% 20154	45,190	45,359
JPMorgan Chase Bank NA 0.584% 20164,5	7,575	7,160
UniCredito Italiano SpA 5.584% 20174,5	10,250	10,174
UniCredito Italiano SpA 6.00% 20175	25,000	25,962
HVB Funding Trust I 8.741% 20315	1,555	1,571
HVB Funding Trust III 9.00% 20315	852	861
UniCredito Italiano Capital Trust II 9.20% (undated)4,5	10,000	10,000
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,285
American Express Co. 6.15% 2017	27,330	29,222
American Express Co. 6.80% 20664	9,368	8,759
Société Générale 5.75% 20165	43,600	45,837
Wells Fargo Bank, National Assn. 4.75% 2015	42,800	44,283
Developers Diversified Realty Corp. 4.625% 2010	1,485	1,479
Developers Diversified Realty Corp. 5.00% 2010	20,000	20,013
Developers Diversified Realty Corp. 5.25% 2011	7,896	7,855
Developers Diversified Realty Corp. 5.375% 2012	13,775	13,419
Standard Chartered PLC 5.50% 20145	4,300	4,640
Standard Chartered Bank 6.40% 20175	34,046	36,630
Prudential Financial, Inc., Series D, 5.15% 2013	9,000	9,594
PRICOA Global Funding I 5.30% 20135	2,500	2,732
Prudential Holdings, LLC, Series C, 8.695% 20235,6	15,000	16,339
Prudential Financial, Inc. 8.875% 20684	10,000	10,884
Barclays Bank PLC 5.20% 2014	14,500	15,523
Barclays Bank PLC 6.05% 20175	21,620	22,389
Barclays Bank PLC 5.125% 2020	1,000	990
Lehman Brothers Holdings Inc., Series I, 2.951% 20104,7	10,000	2,113
Lehman Brothers Holdings Inc., Series I, 3.018% 20124,7	13,805	2,916
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	60,920	13,022
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	73,610	15,734
Lehman Brothers Holdings Inc., Series H, 5.50% 20167	3,660	782
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	14,465	3,255
New York Life Global Funding 4.625% 20105	5,000	5,087
New York Life Global Funding 5.25% 20125	25,000	27,221
New York Life Global Funding 4.65% 20135	4,000	4,247
Kimco Realty Corp., Series C, 4.82% 2011	12,100	12,217
Kimco Realty Corp. 6.00% 2012	4,062	4,339
Pan Pacific Retail Properties, Inc. 6.125% 2013	3,215	3,448
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,159
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,253
Kimco Realty Corp. 5.70% 2017	8,500	8,632
Metropolitan Life Global Funding I, 5.125% 20135	4,305	4,641
MetLife Global Funding 5.125% 20145	15,000	16,086
MetLife Capital Trust X 9.25% 20684,5	11,500	12,995
PNC Funding Corp. 0.389% 20124	3,525	3,491
PNC Funding Corp. 5.40% 2014	10,000	10,900
PNC Funding Corp. 4.25% 2015	11,800	12,252
PNC Bank NA 6.875% 2018	5,200	5,804
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,500	16,831
Allstate Corp., Series B, 6.125% 20674	15,850	14,899
UBS AG 3.875% 2015	29,940	29,927
Discover Financial Services 6.45% 2017	6,116	6,129
Discover Financial Services 8.70% 2019	2,800	3,063
Discover Financial Services 10.25% 2019	16,936	20,254
Hospitality Properties Trust 6.75% 2013	14,925	15,666
Hospitality Properties Trust 5.125% 2015	3,675	3,536
Hospitality Properties Trust 6.30% 2016	550	543
Hospitality Properties Trust 6.70% 2018	9,330	9,155
ACE INA Holdings Inc. 5.875% 2014	9,165	10,193
ACE INA Holdings Inc. 5.70% 2017	3,825	4,126
ACE Capital Trust II 9.70% 2030	12,210	14,498
Northern Trust Corp. 5.50% 2013	5,450	6,038
Northern Trust Corp. 4.625% 2014	8,475	9,149
Northern Trust Corp. 5.85% 20175	10,150	10,921
Royal Bank of Scotland Group PLC 4.875% 20145	19,500	20,030
Royal Bank of Scotland Group PLC 5.00% 2014	5,400	5,018
SunTrust Banks, Inc. 6.00% 2017	20,000	20,397
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,617
Principal Life Global Funding I 4.40% 20105	10,000	10,195
Principal Life Insurance Co. 6.25% 20125	5,000	5,279
Ford Motor Credit Co. 7.375% 2011	15,000	15,269
CIT Group Inc., Series A, 7.00% 2013	3,374	3,104
CIT Group Inc., Series A, 7.00% 2015	5,061	4,422
CIT Group Inc., Series A, 7.00% 2016	8,435	7,275
Jackson National Life Global 5.375% 20135	12,925	13,918
Resona Bank, Ltd. 5.85% (undated)4,5	15,000	13,856
Boston Properties, Inc. 5.875% 2019	12,750	13,300
International Lease Finance Corp. 5.00% 2010	4,560	4,530
International Lease Finance Corp. 5.00% 2012	10,000	8,462
Lazard Group LLC 7.125% 2015	12,000	12,925
Berkshire Hathaway Finance Corp. 4.60% 2013	12,000	12,879
Brandywine Operating Partnership, LP 5.75% 2012	7,505	7,775
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,863
Fifth Third Capital Trust IV 6.50% 20674	13,000	10,108
Lincoln National Corp. 7.00% 20664	11,295	9,573
Catlin Insurance Ltd. 7.249% (undated)4,5	11,500	9,373
Charles Schwab Corp., Series A, 6.375% 2017	7,000	7,677
Schwab Capital Trust I 7.50% 20374	1,500	1,457
Nationwide Financial Services, Inc. 6.75% 20674	10,000	8,069
UnumProvident Finance Co. PLC 6.85% 20155	1,885	2,016
Unum Group 7.125% 2016	4,905	5,265
Chubb Corp. 6.375% 20674	7,500	7,275
Paribas, New York Branch 6.95% 2013	2,700	3,022
BNP Paribas 4.80% 20155	3,120	3,316
Credit Suisse Group AG 5.50% 2014	5,000	5,471
ZFS Finance (USA) Trust V 6.50% 20674,5	5,040	4,586
Nordea Bank 3.70% 20145	4,000	4,073
Compass Bank 5.90% 2026	4,725	3,996
TIAA Global Markets 4.95% 20135	3,225	3,486
Union Bank of California, NA 5.95% 2016	2,751	2,872
		2,584,181

ASSET-BACKED OBLIGATIONS6 — 1.49%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	3,820	3,870
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	7,515	7,585
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	16,074	16,694
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.313% 20144	30,000	28,939
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	58,000	61,212
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	28,193
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	394	395
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	50,881
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	12,242	12,572
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	25,985
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20125	2,617	2,649
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20125	3,806	3,866
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20125	6,441	6,585
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20125	14,679	14,861
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20135	15,000	15,568
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 20135	15,252	15,673
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20135	11,243	11,594
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20135	7,966	8,237
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20145	38,929	40,283
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	24,641	25,842
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	21,850
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20145	31,500	32,287
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.283% 20154,5	15,000	14,866
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	10,802	11,074
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	26,921	28,015
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 20115	37,360	37,391
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20215	41,372	37,310
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.243% 20124	28,426	28,202
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.263% 20144	5,750	5,585
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20115	15,150	15,463
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20165	17,500	18,069
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	878	886
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	6,970	7,107
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	19,611	20,098
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	26,000	26,538
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	25,691
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	23,000	24,123
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	22,970
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	22,000	22,461
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	22,304
Chase Issuance Trust, Series 2007-A9, Class A, 0.263% 20144	20,000	19,885
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,465
MBNA Credit Card Master Note Trust, Series 2005-2, Class B, 0.413% 20124	15,000	14,928
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.383% 20144	3,249	3,229
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20135	2,872	2,931
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20145	14,455	14,862
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	16,019	16,928
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 20354	24,578	15,605
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 20374	1,249	1,199
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	6,812	6,870
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	9,500	9,711
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,555
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013	7,000	7,301
Home Equity Asset Trust, Series 2004-7, Class M-2, 0.891% 20354	20,000	15,224
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	12,981	13,469
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	3,608	3,658
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	9,000	9,729
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	13,764	11,682
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20135	10,183	10,484
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	10,267
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 0.453% 20134	5,150	5,135
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.833% 20134	5,000	4,982
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20374	18,951	10,068
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014	10,000	9,966
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	9,065	9,264
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.391% 20374	14,909	8,720
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	8,024	8,169
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.361% 20134	8,323	8,069
John Deere Owner Trust, Series 2008, Class A-3, 4.18% 2012	7,533	7,664
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.483% 20164	7,000	7,024
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20354,5	9,711	6,972
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	7,211	6,736
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.553% 20344	17,155	5,893
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	13,583	5,488
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,944	3,022
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	2,455
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	5,001	5,040
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20175	3,743	3,358
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.533% 20194,5	3,549	2,942
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.383% 20374	9,747	2,511
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,813	1,915
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	1,626	1,639
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.031% 20344	1,408	911
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.131% 20344	1,133	350
SACO I Trust, Series 2006-12, Class I-A, 0.371% 20364	8,894	1,020
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	6	6
		1,148,075

ENERGY — 1.19%
Kinder Morgan Energy Partners LP 6.75% 2011	9,642	10,176
Kinder Morgan Energy Partners LP 5.85% 2012	20,907	22,640
Kinder Morgan Energy Partners LP 7.125% 2012	14,500	16,067
Kinder Morgan Energy Partners LP 5.00% 2013	19,675	21,218
Kinder Morgan Energy Partners LP 5.125% 2014	40,185	43,284
Kinder Morgan Energy Partners LP 6.00% 2017	6,375	6,908
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	5,290
Kinder Morgan Energy Partners LP 6.95% 2038	15,000	16,559
Williams Companies, Inc. 2.251% 20104,5	5,000	4,999
Williams Companies, Inc. 6.375% 20105	12,000	12,321
Williams Companies, Inc. 7.125% 2011	10,000	10,954
Williams Companies, Inc. 8.125% 2012	16,300	18,745
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,195
Williams Companies, Inc. 8.75% 2020	25,875	33,308
Williams Companies, Inc. 7.875% 2021	25,000	30,312
Devon Financing Corp., ULC 6.875% 2011	37,500	40,852
Devon Energy Corp. 5.625% 2014	4,500	4,927
Devon Energy Corp. 6.30% 2019	24,435	27,425
Rockies Express Pipeline LLC 6.25% 20135	65,485	72,008
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,913
Enbridge Energy Partners, LP, Series B, 6.50% 2018	42,000	46,388
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,520
Enbridge Energy Partners, LP 8.05% 20774	14,855	14,807
Enbridge Inc. 5.80% 2014	38,000	42,186
Enbridge Inc. 4.90% 2015	11,310	12,214
Enbridge Inc. 5.60% 2017	10,190	11,107
Gaz Capital SA 7.51% 2013	200	212
Gaz Capital SA 8.146% 2018	3,407	3,714
Gaz Capital SA 6.51% 20225	41,182	38,299
Gaz Capital SA, Series 9, 6.51% 2022	737	685
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	620	696
Gaz Capital SA 7.288% 2037	11,813	11,178
TransCanada PipeLines Ltd. 6.50% 2018	13,250	15,046
TransCanada PipeLines Ltd. 7.125% 2019	3,000	3,535
TransCanada PipeLines Ltd. 6.35% 20674	36,750	34,930
Enterprise Products Operating LP 4.95% 2010	25,650	25,942
Enterprise Products Operating LP 7.50% 2011	20,000	21,135
Ras Laffan Liquefied Natural Gas III 5.50% 20145	4,800	5,059
Ras Laffan Liquefied Natural Gas III 6.75% 20195	500	550
Ras Laffan Liquefied Natural Gas II 5.298% 20205,6	37,167	37,479
Husky Energy Inc. 6.25% 2012	4,345	4,753
Husky Energy Inc. 5.90% 2014	12,410	13,678
Husky Energy Inc. 6.20% 2017	585	648
Husky Energy Inc. 7.25% 2019	12,780	14,960
StatoilHydro ASA 2.90% 2014	6,205	6,322
StatoilHydro ASA 5.25% 2019	23,000	24,655
Chevron Corp. 3.95% 2014	12,000	12,726
Chevron Corp. 4.95% 2019	14,000	14,673
Pemex Finance Ltd. 8.875% 20106	3,314	3,406
Pemex Project Funding Master Trust 5.75% 2018	12,750	12,888
Gulfstream Natural Gas 5.56% 20155	10,000	10,855
Apache Corp. 6.00% 2013	995	1,122
Apache Corp. 6.90% 2018	7,815	9,255
Petrobras International 5.75% 2020	9,540	9,482
Shell International Finance B.V. 4.00% 2014	8,580	9,078
Total Capital 3.125% 2015	7,775	7,813
Sunoco, Inc. 4.875% 2014	5,410	5,614
BP Capital Markets PLC 3.125% 2012	5,000	5,196
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	1,440	1,483
		911,390

CONSUMER DISCRETIONARY — 0.99%
Time Warner Inc. 5.50% 2011	11,075	11,838
AOL Time Warner Inc. 6.75% 2011	4,000	4,255
AOL Time Warner Inc. 6.875% 2012	15,000	16,609
Time Warner Companies, Inc. 9.125% 2013	10,000	11,718
Time Warner Inc. 5.875% 2016	50,600	55,448
Time Warner Companies, Inc. 7.25% 2017	2,500	2,910
AOL Time Warner Inc. 7.625% 2031	5,000	5,904
Time Warner Inc. 6.50% 2036	19,300	20,622
Comcast Corp. 5.45% 2010	9,500	9,809
Comcast Corp. 5.50% 2011	7,325	7,674
Comcast Cable Communications, Inc. 6.75% 2011	22,005	23,220
Comcast Corp. 5.85% 2015	31,000	34,469
Comcast Corp. 6.30% 2017	14,375	15,914
Comcast Corp. 5.875% 2018	9,250	9,891
Comcast Corp. 6.45% 2037	3,000	3,108
Comcast Corp. 6.40% 2038	11,810	12,197
Time Warner Cable Inc. 5.40% 2012	8,000	8,615
Time Warner Cable Inc. 6.20% 2013	18,033	19,925
Time Warner Cable Inc. 7.50% 2014	23,775	27,795
Time Warner Cable Inc. 8.25% 2014	2,000	2,378
Time Warner Cable Inc. 3.50% 2015	10,000	10,031
Time Warner Cable Inc. 8.25% 2019	19,000	22,926
Time Warner Cable Inc. 8.75% 2019	13,175	16,324
Time Warner Cable Inc. 5.00% 2020	5,000	4,891
Staples, Inc. 7.75% 2011	1,405	1,508
Staples, Inc. 9.75% 2014	72,826	88,912
News America Holdings Inc. 9.25% 2013	5,200	6,084
News America Inc. 5.30% 2014	5,000	5,496
News America Holdings Inc. 8.00% 2016	2,000	2,369
News America Holdings Inc. 8.25% 2018	3,000	3,662
News America Inc. 6.90% 2019	22,655	26,027
News America Inc. 6.65% 2037	14,600	15,693
Thomson Corp. 6.20% 2012	14,000	15,168
Thomson Reuters Corp. 5.95% 2013	17,620	19,652
Thomson Reuters Corp. 6.50% 2018	8,000	9,124
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,254
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,455	6,864
DaimlerChrysler North America Holding Corp. 5.875% 2011	16,450	17,210
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,950	3,137
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,145	4,562
Target Corp. 6.00% 2018	24,000	26,693
Walt Disney Co. 4.70% 2012	20,000	21,720
Nordstrom, Inc. 6.75% 2014	14,185	16,079
MDC Holdings, Inc. 5.375% 2014	15,000	15,230
J.C. Penney Co., Inc. 8.00% 2010	15,000	15,056
Cox Communications, Inc. 7.125% 2012	7,335	8,238
Cox Communications, Inc. 4.625% 2013	5,495	5,832
Cox Communications, Inc. 5.45% 2014	880	965
Home Depot, Inc. 5.25% 2013	12,875	13,971
Kohl’s Corp. 6.30% 2011	4,400	4,619
Kohl’s Corp. 6.25% 2017	2,000	2,246
Kohl’s Corp. 6.00% 2033	6,902	7,018
Marriott International, Inc., Series I, 6.375% 2017	12,750	13,489
TJX Companies, Inc. 4.20% 2015	9,350	9,972
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,601
		760,922

HEALTH CARE — 0.96%
Roche Holdings Inc. 5.00% 20145	73,400	79,698
Roche Holdings Inc. 6.00% 20195	45,000	49,759
Cardinal Health, Inc. 6.75% 2011	80,250	83,862
Cardinal Health, Inc. 5.50% 2013	19,315	20,886
Cardinal Health, Inc. 4.00% 2015	4,000	4,022
Cardinal Health, Inc. 5.80% 2016	5,000	5,377
Cardinal Health, Inc. 5.85% 2017	13,730	14,404
Merck & Co., Inc. 1.875% 2011	18,885	19,124
Merck & Co., Inc. 4.00% 2015	25,000	26,388
Schering-Plough Corp. 6.00% 2017	67,500	77,075
WellPoint, Inc. 5.00% 2011	24,000	24,873
WellPoint, Inc. 5.00% 2014	2,845	3,065
WellPoint, Inc. 5.875% 2017	25,000	27,162
Pfizer Inc. 5.35% 2015	17,500	19,430
Pfizer Inc. 6.20% 2019	27,350	30,718
Biogen Idec Inc. 6.00% 2013	40,000	42,869
GlaxoSmithKline Capital Inc. 4.85% 2013	30,775	33,455
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,453
Hospira, Inc. 5.55% 2012	20,000	21,487
Hospira, Inc. 5.90% 2014	5,860	6,428
Hospira, Inc. 6.05% 2017	4,315	4,677
Novartis Capital Corp. 4.125% 2014	15,500	16,443
Novartis Securities Investment Ltd. 5.125% 2019	15,000	15,786
Express Scripts Inc. 5.25% 2012	12,485	13,403
Express Scripts Inc. 6.25% 2014	13,837	15,523
AstraZeneca PLC 5.40% 2012	18,000	19,772
UnitedHealth Group Inc. 5.25% 2011	1,585	1,652
UnitedHealth Group Inc. 5.50% 2012	5,450	5,917
UnitedHealth Group Inc. 4.875% 2013	10,000	10,723
Abbott Laboratories 5.875% 2016	12,907	14,556
Aetna Inc. 5.75% 2011	12,500	13,172
Coventry Health Care, Inc. 5.95% 2017	7,985	7,467
		734,626

TELECOMMUNICATION SERVICES — 0.91%
SBC Communications Inc. 6.25% 2011	20,000	21,182
AT&T Wireless Services, Inc. 7.875% 2011	76,700	82,415
SBC Communications Inc. 5.875% 2012	10,000	11,040
AT&T Inc. 4.95% 2013	13,125	14,153
AT&T Inc. 4.85% 2014	7,420	8,031
AT&T Inc. 5.50% 2018	10,000	10,573
AT&T Inc. 8.00% 20314	17,000	21,070
AT&T Inc. 6.55% 2039	1,000	1,065
Verizon Communications Inc. 3.75% 2011	53,500	55,310
Verizon Global Funding Corp. 7.375% 2012	7,000	7,957
Verizon Communications Inc. 5.25% 2013	14,500	15,862
Verizon Communications Inc. 7.375% 2013	20,000	23,306
Verizon Communications Inc. 5.55% 2014	5,250	5,795
Verizon Communications Inc. 5.50% 2017	20,000	21,421
Verizon Communications Inc. 5.50% 2018	2,845	3,013
Verizon Communications Inc. 8.75% 2018	14,000	17,698
Telecom Italia Capital SA, Series B, 5.25% 2013	58,700	62,750
Telecom Italia Capital SA 6.175% 2014	6,500	7,135
Telecom Italia Capital SA 6.999% 2018	16,500	18,328
Telecom Italia Capital SA 7.20% 2036	11,370	12,318
Telecom Italia Capital SA 7.721% 2038	9,000	10,306
Vodafone Group PLC 5.375% 2015	10,716	11,612
Vodafone Group PLC 5.75% 2016	6,475	7,090
Vodafone Group PLC 5.625% 2017	28,950	31,112
Vodafone Group PLC 6.15% 2037	11,000	11,395
Qwest Corp. 7.875% 2011	48,000	50,520
Telefónica Emisiones, SAU 5.984% 2011	20,000	21,230
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,934
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,663
Singapore Telecommunications Ltd. 6.375% 20115	3,490	3,787
Singapore Telecommunications Ltd. 7.375% 20315	12,600	16,331
PCCW-HKT Capital Ltd. 8.00% 20114,5	20,000	21,818
AMERICAN TOWER CORP 4.625% 04-01-15	4,875	5,018
American Tower Corp. 7.00% 2017	15,000	16,744
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,992
France Télécom 7.75% 20114	15,600	16,723
Koninklijke KPN NV 8.375% 2030	11,140	14,042
		702,739

UTILITIES — 0.82%
Cleveland Electric Illuminating Co. 5.65% 2013	20,535	22,512
Jersey Central Power & Light Co. 5.625% 2016	3,550	3,765
Pennsylvania Electric Co. 6.05% 2017	3,000	3,229
Cleveland Electric Illuminating Co. 8.875% 2018	37,275	47,333
Jersey Central Power & Light Co. 7.35% 2019	14,900	17,490
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	8,675	9,440
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	12,000	12,886
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	12,325	13,300
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	10,025	10,890
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	8,314	9,099
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	16,975	18,759
Consumers Energy Co., Series O, 5.00% 2012	5,200	5,561
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,500	12,131
Consumers Energy Co. 5.65% 2018	11,400	12,164
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	24,425	26,935
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,000	4,588
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,107
Ohio Power Co., Series J, 5.30% 2010	18,000	18,624
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,462
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	17,000	19,512
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,802
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,336
MidAmerican Energy Co. 5.95% 2017	14,000	15,380
PacifiCorp., First Mortgage Bonds, 5.65% 2018	6,000	6,496
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,646
Alabama Power Co., Series R, 4.70% 2010	1,750	1,809
Alabama Power Co., Series 2007-D, 4.85% 2012	21,500	23,377
Alabama Power Co., Series 2008-B, 5.80% 2013	1,225	1,373
Georgia Power Co., Series 2008-D, 6.00% 2013	5,235	5,897
National Grid PLC 6.30% 2016	28,225	31,337
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,000	14,337
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	15,000	15,985
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,035
Pacific Gas and Electric Co. 6.25% 2013	24,100	27,056
Scottish Power PLC 5.375% 2015	25,000	27,016
HKCG Finance Ltd. 6.25% 2018	15,651	17,194
HKCG Finance Ltd. 6.25% 20185	7,525	8,267
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,374
Public Service Co. of Colorado 5.80% 2018	9,850	10,904
Public Service Co. of Colorado 5.125% 2019	4,350	4,611
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20125	20,000	20,692
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,571
Illinois Power Co. 6.125% 2017	15,000	16,142
PSEG Power LLC 7.75% 2011	15,000	16,079
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,489
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	1,700	1,848
Progress Energy, Inc. 7.05% 2019	6,275	7,141
Exelon Corp. 4.45% 2010	10,000	10,138
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	4,000	4,285
Southern California Gas Co., First Mortgage Bonds, Series LL, 5.50% 2014	5,000	5,515
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,100
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	2,110
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	2,450	2,670
		626,799

INDUSTRIALS — 0.72%
Koninklijke Philips Electronics NV 4.625% 2013	55,450	58,873
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	10,000	9,725
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	39,450	39,706
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	7,830	7,527
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,455	4,399
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	8,033	7,566
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	2,000	1,845
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	12,851	12,715
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	13,638	13,561
Lockheed Martin Corp. 4.121% 2013	2,000	2,119
Lockheed Martin Corp. 7.65% 2016	10,135	12,404
Lockheed Martin Corp. 4.25% 2019	21,800	21,279
Lockheed Martin Corp., Series B, 6.15% 2036	3,000	3,220
Burlington Northern Santa Fe Corp. 7.00% 2014	26,430	30,527
Burlington Northern Santa Fe Corp. 5.65% 2017	1,500	1,633
BNSF Funding Trust I 6.613% 20554	6,700	6,515
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	39,770	38,577
Canadian National Railway Co. 6.375% 2011	1,822	1,984
Canadian National Railway Co. 4.40% 2013	2,500	2,646
Canadian National Railway Co. 4.95% 2014	4,175	4,544
Canadian National Railway Co. 5.55% 2018	25,000	27,277
Union Pacific Corp. 6.50% 2012	4,000	4,390
Union Pacific Corp. 5.125% 2014	11,495	12,412
Union Pacific Corp. 5.75% 2017	5,405	5,836
Union Pacific Corp. 5.70% 2018	9,870	10,536
CSX Corp. 5.75% 2013	15,000	16,374
CSX Corp. 6.25% 2015	10,000	11,222
CSX Corp. 6.25% 2018	1,750	1,905
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20115,6	22,974	24,142
BAE Systems Holdings Inc. 4.95% 20145	1,375	1,451
Waste Management, Inc. 7.375% 2010	20,000	20,640
Waste Management, Inc. 5.00% 2014	890	952
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,411
Northrop Grumman Corp. 7.75% 2016	6,640	8,048
Norfolk Southern Corp. 5.75% 2016	17,090	18,758
Atlas Copco AB 5.60% 20175	17,290	18,106
Raytheon Co. 6.40% 2018	1,580	1,823
Raytheon Co. 6.75% 2018	2,420	2,820
Raytheon Co. 4.40% 2020	7,895	7,946
Raytheon Co. 7.00% 2028	4,000	4,718
Volvo Treasury AB 5.95% 20155	14,950	15,851
John Deere Capital Corp. 5.10% 2013	1,700	1,842
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,818
John Deere Capital Corp., Series D, 5.35% 2018	2,750	2,954
John Deere Capital Corp., Series D, 5.75% 2018	3,000	3,303
Hutchison Whampoa International Ltd. 6.50% 20135	11,800	13,063
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,350
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,198
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,290	1,400
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,168
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,000	1,183
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	3,113	2,701
Allied Waste North America, Inc. 6.875% 2017	2,100	2,271
General Electric Co. 4.50% PINES 2035	1,905	1,840
		556,074

CONSUMER STAPLES — 0.71%
Altria Group, Inc. 9.70% 2018	49,370	61,928
Altria Group, Inc. 9.25% 2019	86,775	107,021
CVS Caremark Corp. 0.556% 20104	5,000	5,003
CVS Corp. 6.117% 20135,6	710	760
CVS Caremark Corp. 6.60% 2019	31,292	34,811
CVS Caremark Corp. 5.789% 20265,6	12,799	12,224
CVS Caremark Corp. 6.036% 20286	13,401	13,507
CVS Caremark Corp. 6.943% 20306	33,322	35,316
Kroger Co. 6.75% 2012	1,000	1,097
Kroger Co. 5.00% 2013	11,250	11,995
Kroger Co. 7.50% 2014	23,315	27,074
Kroger Co. 6.40% 2017	40,570	45,403
Kroger Co. 6.15% 2020	6,285	6,879
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,407
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20156	15,972	18,459
Wal-Mart Stores, Inc. 5.375% 2017	5,205	5,716
Wal-Mart Stores, Inc. 5.80% 2018	20,295	22,771
Delhaize Group 5.875% 2014	10,107	11,119
Delhaize Group 6.50% 2017	28,410	31,687
Safeway Inc. 6.25% 2014	5,550	6,207
Safeway Inc. 6.35% 2017	30,000	33,516
Anheuser-Busch InBev NV 4.125% 20155	20,000	20,574
Anheuser-Busch InBev NV 5.375% 20205	5,000	5,138
Walgreen Co. 4.875% 2013	10,000	10,873
PepsiCo, Inc. 3.10% 2015	5,000	5,084
Sysco Corp. 4.20% 2013	2,920	3,088
Tesco PLC 5.50% 20175	2,858	3,076
		546,733

MATERIALS — 0.44%
Dow Chemical Co. 7.60% 2014	60,200	69,326
Dow Chemical Co. 5.70% 2018	1,400	1,437
Dow Chemical Co. 8.55% 2019	62,075	74,360
International Paper Co. 7.95% 2018	2,000	2,321
International Paper Co. 9.375% 2019	54,745	68,656
International Paper Co. 7.30% 2039	4,785	5,176
Rio Tinto Finance (USA) Ltd. 5.875% 2013	25,000	27,284
Rio Tinto Finance (USA) Ltd. 8.95% 2014	13,500	16,299
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,252
BHP Billiton Finance (USA) Ltd. 5.50% 2014	18,295	20,175
BHP Billiton Finance (USA) Ltd. 6.50% 2019	10,000	11,484
Arbermarle Corp. 5.10% 2015	7,000	7,382
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,035
E.I. du Pont de Nemours and Co. 5.00% 2013	1,210	1,308
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,621
ICI Wilmington, Inc. 5.625% 2013	3,500	3,762
Yara International ASA 7.875% 20195	2,225	2,661
Lubrizol Corp. 8.875% 2019	2,000	2,525
CRH America Inc. 6.95% 2012	815	887
CRH America, Inc. 8.125% 2018	1,345	1,592
Holcim Ltd. 6.00% 20195	2,180	2,299
Airgas, Inc. 7.125% 20185	1,800	1,897
Praxair, Inc. 4.375% 2014	1,000	1,068
Alcan Inc. 6.45% 2011	1,000	1,050
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	354
		336,211

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.32%
Australia Government Agency-Guaranteed, National Australia Bank 0.75% 20144,5	25,000	25,047
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	26,750	27,326
Russian Federation 7.50% 20306	37,882	42,788
France Government Agency-Guaranteed, Société Finance 2.25% 20125	29,365	30,003
France Government Agency-Guaranteed, Société Finance 3.375% 20145	10,000	10,432
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20125	10,000	10,131
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	14,350	14,429
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.751% 20144,5	20,000	20,265
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20125	15,000	15,422
Denmark Government Agency-Guaranteed, Danske Bank 0.612% 20124,5	15,000	15,094
Corporación Andina de Fomento 6.875% 2012	10,000	10,771
Israeli Government 5.125% 2019	10,000	10,279
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	9,375	9,564
Hungarian Government 6.25% 2020	7,910	7,963
		249,514

INFORMATION TECHNOLOGY — 0.19%
Electronic Data Systems Corp., Series B, 6.00% 20134	40,000	45,141
National Semiconductor Corp. 6.15% 2012	28,805	30,827
National Semiconductor Corp. 6.60% 2017	10,000	10,490
KLA-Tencor Corp. 6.90% 2018	34,375	37,372
Cisco Systems, Inc. 5.25% 2011	14,000	14,665
Cisco Systems, Inc. 5.50% 2016	2,000	2,244
Cisco Systems, Inc. 4.95% 2019	3,500	3,646
Cisco Systems, Inc. 4.45% 2020	2,000	1,983
		146,368

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	7,135	5,785
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	668	565
		6,350

Total bonds & notes (cost: $21,444,242,000)		21,982,542

	Principal amount	Value
Short-term securities — 4.15%	(000)	(000)

Freddie Mac 0.055%–0.27% due 2/1–8/25/2010	$981,044	$980,583
U.S. Treasury Bills 0.14%–0.245% due 4/1–8/26/2010	604,650	604,288
Fannie Mae 0.15%–0.42% due 3/3–12/1/2010	510,901	510,519
Federal Home Loan Bank 0.10%–0.205% due 3/17–8/20/2010	270,585	270,460
Straight-A Funding LLC 0.14%–0.18% due 2/9–3/16/20105	201,558	201,532
Johnson & Johnson 0.10%–0.20% due 3/9–5/25/20105	129,300	129,262
JPMorgan Chase Funding Inc. 0.20% due 2/18/20105	100,000	99,989
General Electric Co. 0.15% due 2/16–2/24/2010	94,400	94,392
Bank of America Corp. 0.23% due 3/23/2010	50,300	50,287
Federal Farm Credit Banks 0.37% due 5/10/2010	50,000	49,984
Variable Funding Capital Corp. 0.17%–0.18% due 3/12–4/14/20105	50,000	49,973
Coca-Cola Co. 0.16%–0.23% due 5/11–5/19/20105	45,350	45,326
Abbott Laboratories 0.11% due 2/1/20105	35,000	35,000
Campbell Soup Co. 0.23% due 2/1–2/9/20105	27,300	27,299
Paccar Financial Corp. 0.18% due 2/12/2010	20,000	19,999
Board of Regents of the University of Texas System 0.265% due 1/12/2010	20,000	19,998

Total short-term securities (cost: $3,188,277,000)		3,188,891

Total investment securities (cost: $75,001,961,000)		76,549,053
Other assets less liabilities		345,848

Net assets		$76,894,901

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $27,925,278,000, which represented 36.32% of the net assets of the fund. This amount includes $27,917,257,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Security did not produce income during the last 12 months.
4Coupon rate may change periodically.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,104,432,000, which represented 4.04% of the net assets of the fund.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Scheduled interest and/or principal payment was not received.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/10 (000)

CenturyTel, Inc.	19,053,597	275,000	—	19,328,597	$13,338	$657,366
OPAP SA	16,421,040	—	—	16,421,040	13,947	359,957
MAp Group	93,268,737	8,478,976	8,478,976	93,268,737	5,568	229,085
Wistron Corp.*	104,690,225	—	—	104,690,225	—	196,482
FirstGroup PLC	31,300,000	—	—	31,300,000	3,325	184,624
Chimera Investment Corp.*	6,000,000	37,502,400	—	43,502,400	7,395	170,529
Hays PLC	71,032,000	18,804,000	—	89,836,000	—	157,390
RPM International, Inc.	8,340,000	—	—	8,340,000	1,710	155,958
Symrise AG	6,835,085	—	—	6,835,085	—	152,069
Wincor Nixdorf AG	2,150,312	—	—	2,150,312	4,782	145,763
De La Rue PLC	6,374,619	—	—	6,374,619	1,463	98,630
Greene King PLC	13,877,742	—	—	13,877,742	1,308	98,585
Starwood Property Trust, Inc.	2,675,000	—	—	2,675,000	268	52,457
BELIMO Holding AG	42,250	—	—	42,250	—	47,588
Frasers Centrepoint Trust	39,264,000	8,600,000	—	47,864,000	—	45,372
Ekornes ASA	1,980,425	—	—	1,980,425	—	42,770
Cyntec Co., Ltd.	—	12,950,000	—	12,950,000	—	35,241
Colony Financial, Inc.	750,000	—	—	750,000	53	14,925
Oakton Ltd.	4,617,960	—	—	4,617,960	—	14,019
S P Setia Bhd.†	58,027,000	—	8,819,200	49,207,800	—	—
					$53,157	$2,858,810

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2009; it was not publicly disclosed.
†Unaffiliated issuer at 1/31/2010.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$2,390,868	$5,027,039	*	$—	$7,417,907
Consumer staples	4,856,883	1,458,188	*	—	6,315,071
Telecommunication services	3,354,729	2,781,510	*	—	6,136,239
Utilities	2,788,976	2,560,830	*	—	5,349,806
Health care	2,486,867	2,334,892	*	—	4,821,759
Energy	1,585,871	3,036,139	*	—	4,622,010
Industrials	1,446,205	2,876,425	*	—	4,322,630
Information technology	1,484,294	2,029,108	*	—	3,513,402
Consumer discretionary	800,265	1,580,286	*	—	2,380,551
Materials	328,801	1,787,546	*	—	2,116,347
Miscellaneous	1,102,859	2,453,315	*	—	3,556,174
Preferred stocks	24,394	561,526		—	585,920
Convertible securities	28,769	211,035		—	239,804
Bonds & notes:
Corporate bonds & notes	1,840	7,904,203		—	7,906,043
Mortgage-backed obligations	—	6,989,179		—	6,989,179
Bonds & notes of U.S. government & government agencies	—	5,683,381		—	5,683,381
Asset-backed obligations	—	1,148,075		—	1,148,075
Bonds & notes of governments & government agencies outside the U.S.	—	249,514		—	249,514
Municipals	—	6,350		—	6,350
Short-term securities	—	3,188,891		—	3,188,891
Total	$22,681,621	$53,867,432		$—	$76,549,053

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2010 (dollars in thousands):

	Beginning value at 11/1/2009	Net transfers out of Level 3†	Ending value at 1/31/2010
Investment securities	$17,975	$(17,975)	$—

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $27,917,257,000 of investment securities were classified as Level 2 instead of Level 1.

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,481,077
Gross unrealized depreciation on investment securities	(4,899,041)
Net unrealized appreciation on investment securities	582,036
Cost of investment securities for federal income tax purposes	75,967,017

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0310O-S21473

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 31, 2010